SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Aug. 31, 2019
Disclosure Of Significant Accounting Policies [Abstract]
Disclosure of detailed information about estimated useful lives of property, plant and equipment [Table Text Block]
Building	25 years
Growing equipment	10 years
Computer equipment	5 years
Vehicles	5 years
Furniture and fixtures	10 years